EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF COST OF SALES

(a) Cost of sales consist of the following:

	2021	2020	2019
	$	$	$
Direct mining and milling costs (1)	26,630	19,604	22,541
Changes in inventories (2)	(423)	143	193
Depletion and amortization	7,300	4,649	4,708
Toll milling costs	-	234	482
Cost of sales	33,507	24,630	27,924

(1)	Direct mining and milling costs include personnel, general and administrative, fuel, electricity, maintenance and repair costs as well as operating supplies, external services and transport fees.

(2)	Changes in inventories reflect the net cost of ore and concentrate (i) sold during the current period but produced in a previous period (an addition to direct mining and milling costs) or (ii) produced but not sold in the current period (a deduction from direct mining and milling costs).

SCHEDULE OF ADMINISTRATIVE EXPENSES

(b) Administrative expenses consist of the following:

	2021	2020	2019
	$	$	$
Office and overhead	2,303	1,822	1,772
Salaries and wages	1,938	1,777	1,442
Corporate development and legal	290	794	182
Public company costs	169	237	52
Administrative expenses	4,700	4,630	3,448

SCHEDULE OF OTHER INCOME EXPENSES

(c) Other expenses (income) consist of the following:

	2021	2020	2019
	$	$	$
Fair value loss (gain) on marketable securities (Note 6)	766	(645)	(289)
Fair value loss (gain) on purchase warrants (Note 6)	167	(67)	-
Loss (gain) on disposal of assets	-	188	(19)
Unrealized foreign exchange loss (gain)	367	653	(360)
Realized foreign exchange (gain) loss	(120)	276	(115)
Interest income and other	(304)	(133)	1
Shares issued at a discount to settle payables (Note 16)	-	196	-
Management fee income (Note 11)	(118)	(95)	-
Other expenses (income)	758	373	(782)